Components of Accounts Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accounts Receivables [Line Items]
Joint interests	$ 19,282	$ 16,926
Accrued oil and natural gas sales	50,814	47,667
Derivative settlements	8,013	449
Other	472	380
Allowance for doubtful accounts	(1,274)	(634)
Accounts receivable, net	$ 77,307	$ 64,788